Share Based Payments - Schedule of Options Outstanding (Details) - Stock Option Plan of Comm-IT Solutions [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Exercise price	3,693
Weighted average remaining contractual life, Exercise price	5 years 11 months 8 days
Options exercisable, Exercise price (in Shares) | shares	3,388
Weighted average exercise price of exercisable options, Exercise price (in Dollars per share) | $ / shares	$ 142.65
Zero [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Exercise price	2,787
Weighted average remaining contractual life, Exercise price	5 years 11 months 1 day
Options exercisable, Exercise price (in Shares) | shares	2,787
Weighted average exercise price of exercisable options, Exercise price (in Dollars per share) | $ / shares
116.83 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Exercise price	297
Weighted average remaining contractual life, Exercise price	5 years 11 months 26 days
Options exercisable, Exercise price (in Shares) | shares	297
Weighted average exercise price of exercisable options, Exercise price (in Dollars per share) | $ / shares	$ 116.83
1,475.76 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Exercise price	609
Weighted average remaining contractual life, Exercise price	5 years 11 months 26 days
Options exercisable, Exercise price (in Shares) | shares	304
Weighted average exercise price of exercisable options, Exercise price (in Dollars per share) | $ / shares	$ 1,475.76